Note 7 - Investment in Mile High Brands: Schedule of Financial Statements of MHB (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Sales revenue		$ 499	$ 48,156	$ 59,150	$ 76,404	$ 119,325	$ 6,538
Cost of goods sold			6,800	24,260	10,018	47,823	12,006
Gross Margin		499	41,356	34,890	66,386	71,502	(5,468)
Operating Expenses:
General and administrative		68,240	96,394	198,261	200,585	231,033	303,670
Total Operating Expenses		331,743	490,538	1,294,359	928,563	1,834,273	1,720,869
Loss from Operations		(331,244)	(449,182)	(1,259,469)	(862,177)	(1,762,771)	(1,726,337)
Other Expense:
Interest expense		12,749	1,410	29,204	2,088	6,344
Total other expense		1,335,360	1,410	2,256,675	2,088	2,095,085
Net loss		(1,666,604)	(450,592)	(3,516,144)	(864,265)	(3,857,856)	$ (1,726,337)
Interest expense		(12,749)	(1,410)	(29,204)	(2,088)	(6,344)
Total other expense		$ (1,335,360)	$ (1,410)	(2,256,675)	$ (2,088)	$ (2,095,085)
Mile High Brands
Sales revenue				41,629
Cost of goods sold				15,897
Gross Margin				25,372
Operating Expenses:
General and administrative				9,466
Total Operating Expenses				9,466
Loss from Operations				15,906
Other Expense:
Interest expense				0
Total other expense				0
Net loss				15,906
Net income attributed to Cannasys, Inc.				7,794
Interest expense				0
Total other expense				$ 0
MhbMember
Cost of goods sold	$ 60
Gross Margin	7,653
Operating Expenses:
General and administrative	14,985
Total Operating Expenses	14,985
Loss from Operations	(7,332)
Other Expense:
Interest expense	851
Total other expense	851
Net loss	(8,183)
Net income attributed to Cannasys, Inc.	(4,010)
Revenues	7,713
Interest expense	(851)
Total other expense	$ (851)